DEBT (Details - Derivative liabilities)	12 Months Ended
Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
Derivative liability beginning balance	$ 108,958
Loss on issuance of debt	0
Issuance of convertible note - 1800 Diagonal Lending	(120,925)
Change in fair value	(45,268)
EMA settlement	0
Derivative liability ending balance	$ (57,235)